Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables, other current liabilities and current contract liabilities

	At December 31,
	2019	2020	2021
	(in thousands)
Trade payables	$8,834	$15,701	$13,916
Other current liabilities:
Employees and social debts	3,575	7,424	7,987
Provisions	—	89	—
Others	965	963	1,193
Total other current liabilities	$4,540	$8,476	$9,180
Contract liabilities:
License and development services agreement (See Note 19)	5,085	12,392	8,201
Deferred revenue	727	753	476
	$5,812	$13,145	$8,677
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are generally settled on 30-day terms.
•Other current liabilities, primarily accrued compensation and related social charges, are non-interest bearing.
•Certain upfront payments received from strategic partners are deemed to include a financing component, and as such, bear interest.
Deferred revenue is primarily related to maintenance services. At December 31, 2019, 2020 and 2021, deferred revenue totaled $727,000 (recognized in 2020), $753,000 (recognized in 2021) and $476,000 (expected to be recognized during 2022), respectively.